Prepaid expenses (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Analysis of income and expense [abstract]
Insurance costs	€ 422	€ 1,428	€ 2,052
Office and IT-related expenses	3,803	3,032	3,013
Contracts with customers	733	132	1,586
Other prepaid expenses	678	779	1,268
Total	€ 5,636	€ 5,371	€ 7,919